SUBSEQUENT EVENTS - award granted (FY) (Details) - Share awards granted - 2021 Share Incentive Plan	1 Months Ended
	Apr. 30, 2023 USD ($) item $ / shares shares	Jan. 31, 2023 USD ($) item $ / shares shares
SUBSEQUENT EVENTS
Number of awards granted (in shares) | $	46,806,000	46,806,000
Number of batches | item	2	2
Number of shares for each award | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 0.03	$ 0.03
Vesting period	5 years	5 years